Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
This section should be read in conjunction with our Compensation Discussion and Analysis which provides additional information regarding our compensation philosophy, our performance-based compensation programs structure, and compensation decisions made this year. Under the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation deemed “actually paid” to our named executive officers and certain company performance measures. The principal difference between the compensation shown in the Summary Compensation Table and the table below is that the below table adds the change in fair value of unvested option awards as though it was actually paid in that year.
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other named executive officers, or NEOs, during fiscal 2023, 2022 and 2021, compared to our total shareholder return (TSR) from October 31, 2020 through the end of each such fiscal year and our net income and EBITDA for each such fiscal year.
Fiscal Year (a)(1)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (d)(2)	Value of Initial Fixed $100 Investment Based On:			Net Income Attributable to HEICO ($ millions)(h)(4)	EBITDA ($ millions) (5)
					HEICO Common Stock TSR (HEI) (f)(3)	HEICO Class A Common Stock TSR (HEI.A) (f)(3)	Dow Jones U.S. Aerospace Index TSR (g)(3)
2023	$15,447,501	$14,651,777	$9,320,196	$ 9,187,638	$151.36	$136.58	$154.08	$403.60	$758.31
2022	9,107,291	10,193,788	2,651,770	4,530,704	155.22	136.56	140.93	351.68	593.74
2021	9,031,531	10,903,978	6,267,191	9,673,857	132.86	134.61	152.31	304.22	487.36
(1)	Our PEO was Laurans A. Mendelson for each year presented and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson, and Steven M. Walker for each year presented.
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Fiscal Year	Summary Compensation Table Total for PEO	Exclusion of Summary Compensation Table Value of Option Awards for PEO	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for PEO	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Compensation Actually Paid to PEO
2023	$15,447,501	($5,946,950)	$5,482,588	($218,857)	($112,505)	$14,651,777
2022	9,107,291	—	—	941,693	144,804	10,193,788
2021	9,031,531	—	—	1,486,270	386,177	10,903,978
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Summary Compensation Table Value of Option Awards for Non-PEO NEOs	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for Non-PEO NEOs	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Average Compensation Actually Paid to Non-PEO NEOs
2023	$9,320,196	($5,485,882)	$5,495,569	($151,868)	$9,623	$ 9,187,638
2022	2,651,770	(71,628)	95,134	1,565,412	290,016	4,530,704
2021	6,267,191	(3,763,625)	4,050,264	1,736,295	1,383,732	9,673,857
(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2023 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the three-year period from October 31, 2020 through October 31, 2023. The total shareholder returns include the reinvestment of cash dividends.

(4)	The dollar amounts reflect HEICO's net income as reported in the Company's audited financial statements.
(5)
In the Company's assessment, EBITDA is the most important financial performance measure (other than net income attributable to HEICO and operating cash flow) used by the Company in fiscal 2023 to link Compensation Actually Paid to its NEOs to Company performance.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO was Laurans A. Mendelson for each year presented and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson, and Steven M. Walker for each year presented.

Peer Group Issuers, Footnote [Text Block]
(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2023 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the three-year period from October 31, 2020 through October 31, 2023. The total shareholder returns include the reinvestment of cash dividends.

PEO Total Compensation Amount	$ 15,447,501	$ 9,107,291	$ 9,031,531
PEO Actually Paid Compensation Amount	$ 14,651,777	10,193,788	10,903,978
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Fiscal Year	Summary Compensation Table Total for PEO	Exclusion of Summary Compensation Table Value of Option Awards for PEO	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for PEO	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Compensation Actually Paid to PEO
2023	$15,447,501	($5,946,950)	$5,482,588	($218,857)	($112,505)	$14,651,777
2022	9,107,291	—	—	941,693	144,804	10,193,788
2021	9,031,531	—	—	1,486,270	386,177	10,903,978

Non-PEO NEO Average Total Compensation Amount	$ 9,320,196	2,651,770	6,267,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,187,638	4,530,704	9,673,857
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Summary Compensation Table Value of Option Awards for Non-PEO NEOs	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for Non-PEO NEOs	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Average Compensation Actually Paid to Non-PEO NEOs
2023	$9,320,196	($5,485,882)	$5,495,569	($151,868)	$9,623	$ 9,187,638
2022	2,651,770	(71,628)	95,134	1,565,412	290,016	4,530,704
2021	6,267,191	(3,763,625)	4,050,264	1,736,295	1,383,732	9,673,857

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
We believe the Company’s pay-for-performance philosophy is well reflected in the table within the Pay Versus Performance section above because the Compensation Actually Paid tracks well to the performance measures disclosed in the table. The graphs below describe, in a manner compliant with the Dodd-Frank Act, the relationship between Compensation Actually Paid and the individual performance measures shown.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
We believe the Company’s pay-for-performance philosophy is well reflected in the table within the Pay Versus Performance section above because the Compensation Actually Paid tracks well to the performance measures disclosed in the table. The graphs below describe, in a manner compliant with the Dodd-Frank Act, the relationship between Compensation Actually Paid and the individual performance measures shown.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
We believe the Company’s pay-for-performance philosophy is well reflected in the table within the Pay Versus Performance section above because the Compensation Actually Paid tracks well to the performance measures disclosed in the table. The graphs below describe, in a manner compliant with the Dodd-Frank Act, the relationship between Compensation Actually Paid and the individual performance measures shown.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
We believe the Company’s pay-for-performance philosophy is well reflected in the table within the Pay Versus Performance section above because the Compensation Actually Paid tracks well to the performance measures disclosed in the table. The graphs below describe, in a manner compliant with the Dodd-Frank Act, the relationship between Compensation Actually Paid and the individual performance measures shown.

Tabular List [Table Text Block]
Tabular List of Performance Measures
The list below includes the three financial performance measures that in our assessment represent the most important financial performance measures used to link Compensation Actually Paid to our NEOs for 2023 to Company performance.
Tabular List
EBITDA
Net Income Attributable to HEICO
Operating Cash Flow

Total Shareholder Return Amount	$ 151.36	155.22	132.86
Total Shareholder Return Amount, Class A	136.58	136.56	134.61
Peer Group Total Shareholder Return Amount	154.08	140.93	152.31
Net Income (Loss)	$ 403,600,000	$ 351,680,000	$ 304,220,000
Company Selected Measure Amount	758,310,000	593,740,000	487,360,000
PEO Name	Laurans A. Mendelson	Laurans A. Mendelson	Laurans A. Mendelson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Attributable to HEICO
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
PEO [Member] | Exclusion of Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,946,950)	$ 0	$ 0
PEO [Member] | Inclusion of Year-End Fair Value of Option Awards Granted During Year that Remained Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,482,588	0	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(218,857)	941,693	1,486,270
PEO [Member] | Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,505)	144,804	386,177
Non-PEO NEO [Member] | Exclusion of Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,485,882)	(71,628)	(3,763,625)
Non-PEO NEO [Member] | Inclusion of Year-End Fair Value of Option Awards Granted During Year that Remained Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,495,569	95,134	4,050,264
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,868)	1,565,412	1,736,295
Non-PEO NEO [Member] | Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,623	$ 290,016	$ 1,383,732